Leased Assets - Narrative (Details) - USD ($) $ in Millions	2 Months Ended	4 Months Ended
	Dec. 31, 2021	Oct. 19, 2021
Lessee, Lease, Description [Line Items]
Operating lease, cost	$ 1.8	$ 3.2
Operating lease, payments	2.3	3.5
Right-of-use asset obtained in exchange for operating lease liability	$ 4.1	$ 0.4
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	1 month
Lessee, operating Lease, extended lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	30 years
Lessee, operating Lease, extended lease term	10 years